owners' equity (Tables)	6 Months Ended
Jun. 30, 2022
owners' equity
Schedule of authorized share capital

	June 30,		December 31,
As at	2022		2021
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	4	billion	4	billion

Schedule of summarized financial information of Subsidiary with significant non-controlling interest

	Three months		Six months
	June 30,	June 30,	June 30,	June 30,	December 31,
As at, or for the periods ended, (millions) [1]	2022	2021	2022	2021	2021
Statement of financial position
Current assets			$1,038		$874
Non-current assets			$3,682		$3,804
Current liabilities			$1,164		$1,098
Non-current liabilities			$1,350		$1,475
Statement of income and other comprehensive income
Revenue and other income	$797	$658	$1,556	$1,297
Net income	$70	$19	$115	$24
Comprehensive income (loss)	$75	$(25)	$77	$(59)
Statement of cash flows
Cash provided by operating activities	$108	$114	$261	$156
Cash used by investing activities	$(63)	$(29)	$(90)	$(47)
Cash used by financing activities	$(87)	$(85)	$(153)	$(149)

1	As required by IFRS-IASB, this summarized financial information excludes inter-company eliminations.